Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000256461 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer CAT Bond Fund
Class Name	Class A
Trading Symbol	ACBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer CAT Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.60%^
^	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%	[1]
Net Assets	$ 902,681,916
Holdings Count | Holding	208	[2]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$902,681,916%
Total number of portfolio holdings	208^^
Portfolio turnover rate	5%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DIVERSIFICATION BY RISK
(as of April 30, 2025)*
Event Linked Bonds	96.6
Collateralized Reinsurance	3.4
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer CAT Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer CAT Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256463 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer CAT Bond Fund
Class Name	Class R6
Trading Symbol	ACBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer CAT Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	1.28%^
^	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%	[3]
Net Assets	$ 902,681,916
Holdings Count | Holding	208	[4]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$902,681,916%
Total number of portfolio holdings	208^^
Portfolio turnover rate	5%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DIVERSIFICATION BY RISK
(as of April 30, 2025)*
Event Linked Bonds	96.6
Collateralized Reinsurance	3.4
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer CAT Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer CAT Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256464 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer CAT Bond Fund
Class Name	Class Y
Trading Symbol	CBYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer CAT Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$72	1.42%^
^	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.42%	[5]
Net Assets	$ 902,681,916
Holdings Count | Holding	208	[6]
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$902,681,916%
Total number of portfolio holdings	208^^
Portfolio turnover rate	5%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DIVERSIFICATION BY RISK
(as of April 30, 2025)*
Event Linked Bonds	96.6
Collateralized Reinsurance	3.4
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer CAT Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer CAT Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256484 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value Fund
Class Name	Class A
Trading Symbol	PCGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.11%^
^	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.11%	[7]
Net Assets	$ 642,207,501
Holdings Count | Holding	62	[8]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$642,207,501%
Total number of portfolio holdings	62^^
Portfolio turnover rate	12%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	25.2%
Industrials	12.9%
Consumer Discretionary	9.7%
Consumer Staples	8.8%
Energy	8.5%
Utilities	8.4%
Real Estate	7.7%
Information Technology	6.1%
Health Care	5.6%
Communication Services	3.4%
Basic Materials	3.2%
Materials	0.5%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256485 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value Fund
Class Name	Class C
Trading Symbol	PCCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.92%^
^	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.92%	[9]
Net Assets	$ 642,207,501
Holdings Count | Holding	62	[10]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$642,207,501%
Total number of portfolio holdings	62^^
Portfolio turnover rate	12%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	25.2%
Industrials	12.9%
Consumer Discretionary	9.7%
Consumer Staples	8.8%
Energy	8.5%
Utilities	8.4%
Real Estate	7.7%
Information Technology	6.1%
Health Care	5.6%
Communication Services	3.4%
Basic Materials	3.2%
Materials	0.5%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256486 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	PMCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.82%^
^	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.82%	[11]
Net Assets	$ 642,207,501
Holdings Count | Holding	62	[12]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$642,207,501%
Total number of portfolio holdings	62^^
Portfolio turnover rate	12%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	25.2%
Industrials	12.9%
Consumer Discretionary	9.7%
Consumer Staples	8.8%
Energy	8.5%
Utilities	8.4%
Real Estate	7.7%
Information Technology	6.1%
Health Care	5.6%
Communication Services	3.4%
Basic Materials	3.2%
Materials	0.5%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256487 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value Fund
Class Name	Class Y
Trading Symbol	PYCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.92%^
^	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.92%	[13]
Net Assets	$ 642,207,501
Holdings Count | Holding	62	[14]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$642,207,501%
Total number of portfolio holdings	62^^
Portfolio turnover rate	12%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	25.2%
Industrials	12.9%
Consumer Discretionary	9.7%
Consumer Staples	8.8%
Energy	8.5%
Utilities	8.4%
Real Estate	7.7%
Information Technology	6.1%
Health Care	5.6%
Communication Services	3.4%
Basic Materials	3.2%
Materials	0.5%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256507 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Premium Income Fund
Class Name	Class A
Trading Symbol	PMARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Equity Premium Income Fund (the “Fund”) (formerly, Pioneer Flexible Opportunities Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.20%^
^	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%	[15]
Net Assets	$ 108,911,911
Holdings Count | Holding	126	[16]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$108,911,911%
Total number of portfolio holdings	126^^
Portfolio turnover rate	35%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	41.2%
Information Technology	15.9%
Industrials	8.4%
Utilities	6.4%
Energy	5.9%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Communication Services	3.6%
Real Estate	3.3%
Basic Materials	2.9%
Consumer, Cyclical	2.1%
Materials	0.8%
Health Care	0.6%
Foreign Government	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256506 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Premium Income Fund
Class Name	Class C
Trading Symbol	PRRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Equity Premium Income Fund (the “Fund”) (formerly, Pioneer Flexible Opportunities Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.99%^
^	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.99%	[17]
Net Assets	$ 108,911,911
Holdings Count | Holding	126	[18]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$108,911,911%
Total number of portfolio holdings	126^^
Portfolio turnover rate	35%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	41.2%
Information Technology	15.9%
Industrials	8.4%
Utilities	6.4%
Energy	5.9%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Communication Services	3.6%
Real Estate	3.3%
Basic Materials	2.9%
Consumer, Cyclical	2.1%
Materials	0.8%
Health Care	0.6%
Foreign Government	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256508 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Premium Income Fund
Class Name	Class R6
Trading Symbol	FLEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Equity Premium Income Fund (the “Fund”) (formerly, Pioneer Flexible Opportunities Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.90%^
^	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[19]
Net Assets	$ 108,911,911
Holdings Count | Holding	126	[20]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$108,911,911%
Total number of portfolio holdings	126^^
Portfolio turnover rate	35%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	41.2%
Information Technology	15.9%
Industrials	8.4%
Utilities	6.4%
Energy	5.9%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Communication Services	3.6%
Real Estate	3.3%
Basic Materials	2.9%
Consumer, Cyclical	2.1%
Materials	0.8%
Health Care	0.6%
Foreign Government	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256505 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Premium Income Fund
Class Name	Class Y
Trading Symbol	PMYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Equity Premium Income Fund (the “Fund”) (formerly, Pioneer Flexible Opportunities Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.90%^
^	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[21]
Net Assets	$ 108,911,911
Holdings Count | Holding	126	[22]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$108,911,911%
Total number of portfolio holdings	126^^
Portfolio turnover rate	35%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	41.2%
Information Technology	15.9%
Industrials	8.4%
Utilities	6.4%
Energy	5.9%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Communication Services	3.6%
Real Estate	3.3%
Basic Materials	2.9%
Consumer, Cyclical	2.1%
Materials	0.8%
Health Care	0.6%
Foreign Government	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256513 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income Fund
Class Name	Class A
Trading Symbol	PEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.99%^
^	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%	[23]
Net Assets	$ 831,806,287
Holdings Count | Holding	60	[24]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$831,806,287%
Total number of portfolio holdings	60^^
Portfolio turnover rate	36%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	28.8%
Industrials	13.3%
Health Care	10.8%
Energy	9.4%
Consumer Staples	9.0%
Consumer Discretionary	7.9%
Communication Services	6.9%
Information Technology	6.6%
Utilities	2.7%
Basic Materials	2.6%
Real Estate	1.3%
Materials	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256509 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income Fund
Class Name	Class C
Trading Symbol	PCEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.76%^
^	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.76%	[25]
Net Assets	$ 831,806,287
Holdings Count | Holding	60	[26]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$831,806,287%
Total number of portfolio holdings	60^^
Portfolio turnover rate	36%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	28.8%
Industrials	13.3%
Health Care	10.8%
Energy	9.4%
Consumer Staples	9.0%
Consumer Discretionary	7.9%
Communication Services	6.9%
Information Technology	6.6%
Utilities	2.7%
Basic Materials	2.6%
Real Estate	1.3%
Materials	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256510 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income Fund
Class Name	Class R
Trading Symbol	PQIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.40%^
^	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%	[27]
Net Assets	$ 831,806,287
Holdings Count | Holding	60	[28]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$831,806,287%
Total number of portfolio holdings	60^^
Portfolio turnover rate	36%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	28.8%
Industrials	13.3%
Health Care	10.8%
Energy	9.4%
Consumer Staples	9.0%
Consumer Discretionary	7.9%
Communication Services	6.9%
Information Technology	6.6%
Utilities	2.7%
Basic Materials	2.6%
Real Estate	1.3%
Materials	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256511 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income Fund
Class Name	Class R6
Trading Symbol	PEQKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.68%^
^	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%	[29]
Net Assets	$ 831,806,287
Holdings Count | Holding	60	[30]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$831,806,287%
Total number of portfolio holdings	60^^
Portfolio turnover rate	36%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	28.8%
Industrials	13.3%
Health Care	10.8%
Energy	9.4%
Consumer Staples	9.0%
Consumer Discretionary	7.9%
Communication Services	6.9%
Information Technology	6.6%
Utilities	2.7%
Basic Materials	2.6%
Real Estate	1.3%
Materials	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256512 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income Fund
Class Name	Class Y
Trading Symbol	PYEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$39	0.80%^
^	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[31]
Net Assets	$ 831,806,287
Holdings Count | Holding	60	[32]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$831,806,287%
Total number of portfolio holdings	60^^
Portfolio turnover rate	36%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	28.8%
Industrials	13.3%
Health Care	10.8%
Energy	9.4%
Consumer Staples	9.0%
Consumer Discretionary	7.9%
Communication Services	6.9%
Information Technology	6.6%
Utilities	2.7%
Basic Materials	2.6%
Real Estate	1.3%
Materials	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256543 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Yield Fund
Class Name	Class A
Trading Symbol	TAHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer High Yield Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.10%^
^	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[33]
Net Assets	$ 525,781,353
Holdings Count | Holding	253	[34]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$525,781,353%
Total number of portfolio holdings	253^^
Portfolio turnover rate	17%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of April 30, 2025 ) *
Corporate Bonds	95.2%
U.S. Government and Agency Obligations	2.1%
Senior Secured Floating Rate Loan Interests	1.9%
Common Stocks	0.5%
Preferred Stock	0.3%
Collateralized Mortgage Obligations†	0.0%
Convertible Corporate Bonds†	0.0%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
Other	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with Victory High Yield Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A and Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with Victory High Yield Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256544 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Yield Fund
Class Name	Class C
Trading Symbol	PYICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer High Yield Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.88%^
^	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.88%	[35]
Net Assets	$ 525,781,353
Holdings Count | Holding	253	[36]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$525,781,353%
Total number of portfolio holdings	253^^
Portfolio turnover rate	17%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of April 30, 2025 ) *
Corporate Bonds	95.2%
U.S. Government and Agency Obligations	2.1%
Senior Secured Floating Rate Loan Interests	1.9%
Common Stocks	0.5%
Preferred Stock	0.3%
Collateralized Mortgage Obligations†	0.0%
Convertible Corporate Bonds†	0.0%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
Other	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with Victory High Yield Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with Victory High Yield Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256542 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Yield Fund
Class Name	Class Y
Trading Symbol	TYHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer High Yield Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$42	0.85%^
^	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[37]
Net Assets	$ 525,781,353
Holdings Count | Holding	253	[38]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$525,781,353%
Total number of portfolio holdings	253^^
Portfolio turnover rate	17%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of April 30, 2025 ) *
Corporate Bonds	95.2%
U.S. Government and Agency Obligations	2.1%
Senior Secured Floating Rate Loan Interests	1.9%
Common Stocks	0.5%
Preferred Stock	0.3%
Collateralized Mortgage Obligations†	0.0%
Convertible Corporate Bonds†	0.0%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
Other	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with Victory High Yield Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with Victory High Yield Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256549 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Floating Rate Fund
Class Name	Class A
Trading Symbol	FLARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Floating Rate Fund (the “Fund”) (successor to Pioneer Floating Rate Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.05%^
^	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[39]
Net Assets	$ 274,417,983
Holdings Count | Holding	253	[40]
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$274,417,983%
Total number of portfolio holdings	253^^
Portfolio turnover rate	53%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of April 30, 2025 ) *
Senior Secured Floating Rate Loan Interests	89.9%
Asset Backed Securities	4.3%
Corporate Bonds	3.7%
Insurance-Linked Securities	1.6%
Common Stocks	0.3%
Commercial Mortgage-Backed Securities	0.2%
Convertible Corporate Bonds†	0.0%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with Victory Floating Rate Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with Victory Floating Rate Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256550 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Floating Rate Fund
Class Name	Class C
Trading Symbol	FLRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Floating Rate Fund (the “Fund”) (successor to Pioneer Floating Rate Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.79%^
^	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.79%	[41]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended April 30, 2025, the Fund’s Class C shares at NAV returned 1.20%. For the same period, the Fund’s broad-based benchmark the Bloomberg US Aggregate Bond Total Return Index (the “Index”) returned 0.00%.
  [Text Open]
  [Text Open]
  [Text Open]
  [Text Open]

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 274,417,983
Holdings Count | Holding	253	[42]
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$274,417,983%
Total number of portfolio holdings	253^^
Portfolio turnover rate	53%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of April 30, 2025 ) *
Senior Secured Floating Rate Loan Interests	89.9%
Asset Backed Securities	4.3%
Corporate Bonds	3.7%
Insurance-Linked Securities	1.6%
Common Stocks	0.3%
Commercial Mortgage-Backed Securities	0.2%
Convertible Corporate Bonds†	0.0%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with Victory Floating Rate Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with Victory Floating Rate Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256548 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Floating Rate Fund
Class Name	Class Y
Trading Symbol	FLYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Floating Rate Fund (the “Fund”) (successor to Pioneer Floating Rate Fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$37	0.75%^
^	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[43]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended April 30, 2025, the Fund’s Class Y shares at NAV returned 1.57%. For the same period, the Fund’s broad-based benchmark the Bloomberg US Aggregate Bond Total Return Index (the “Index”) returned 0.00%.
  [Text Open]
  [Text Open]
  [Text Open]
  [Text Open]

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 274,417,983
Holdings Count | Holding	253	[44]
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$274,417,983%
Total number of portfolio holdings	253^^
Portfolio turnover rate	53%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of April 30, 2025 ) *
Senior Secured Floating Rate Loan Interests	89.9%
Asset Backed Securities	4.3%
Corporate Bonds	3.7%
Insurance-Linked Securities	1.6%
Common Stocks	0.3%
Commercial Mortgage-Backed Securities	0.2%
Convertible Corporate Bonds†	0.0%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with Victory Floating Rate Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with Victory Floating Rate Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

[1]	Annualized
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Annualized
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	Annualized
[6]	Excluding short-term investments and all derivative contracts except for options purchased.
[7]	Annualized
[8]	Excluding short-term investments and all derivative contracts except for options purchased.
[9]	Annualized
[10]	Excluding short-term investments and all derivative contracts except for options purchased.
[11]	Annualized
[12]	Excluding short-term investments and all derivative contracts except for options purchased.
[13]	Annualized
[14]	Excluding short-term investments and all derivative contracts except for options purchased.
[15]	Annualized
[16]	Excluding short-term investments and all derivative contracts except for options purchased.
[17]	Annualized
[18]	Excluding short-term investments and all derivative contracts except for options purchased.
[19]	Annualized
[20]	Excluding short-term investments and all derivative contracts except for options purchased.
[21]	Annualized
[22]	Excluding short-term investments and all derivative contracts except for options purchased.
[23]	Annualized
[24]	Excluding short-term investments and all derivative contracts except for options purchased.
[25]	Annualized
[26]	Excluding short-term investments and all derivative contracts except for options purchased.
[27]	Annualized
[28]	Excluding short-term investments and all derivative contracts except for options purchased.
[29]	Annualized
[30]	Excluding short-term investments and all derivative contracts except for options purchased.
[31]	Annualized
[32]	Excluding short-term investments and all derivative contracts except for options purchased.
[33]	Annualized
[34]	Excluding short-term investments and all derivative contracts except for options purchased.
[35]	Annualized
[36]	Excluding short-term investments and all derivative contracts except for options purchased.
[37]	Annualized
[38]	Excluding short-term investments and all derivative contracts except for options purchased.
[39]	Annualized
[40]	Excluding short-term investments and all derivative contracts except for options purchased.
[41]	Annualized
[42]	Excluding short-term investments and all derivative contracts except for options purchased.
[43]	Annualized
[44]	Excluding short-term investments and all derivative contracts except for options purchased.